Other Comprehensive Income (Schedule of Changes in Accumulated Other Comprehensive Income by Component) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Beginning Balance	$ (145,310)	$ (184,479)
Other Comprehensive Income (Loss), before Reclassifications	10,823
Amounts reclassified from accumulated other comprehensive income (loss)	66,982
Other comprehensive income (loss)	77,805	39,169	46,448
Accumulated Other Comprehensive Income (Loss), Ending Balance	(67,505)	(145,310)	(184,479)
Change in Fair Value of Interest Rate Swaps [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Beginning Balance	(116,382)	(162,791)
Other Comprehensive Income (Loss), before Reclassifications	(3,837)
Amounts reclassified from accumulated other comprehensive income (loss)	64,141
Other comprehensive income (loss)	60,304	46,409
Accumulated Other Comprehensive Income (Loss), Ending Balance	(56,078)	(116,382)
Change in Fair Value of Available for Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Beginning Balance	4,588	1,576
Other Comprehensive Income (Loss), before Reclassifications	2,181
Other comprehensive income (loss)	2,181	3,012
Accumulated Other Comprehensive Income (Loss), Ending Balance	6,769	4,588
Change in Unrecognized Pension Cost Components [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Beginning Balance	(33,516)	(23,264)
Other Comprehensive Income (Loss), before Reclassifications	12,479
Amounts reclassified from accumulated other comprehensive income (loss)	2,841
Other comprehensive income (loss)	15,320	(10,252)
Accumulated Other Comprehensive Income (Loss), Ending Balance	$ (18,196)	$ (33,516)